Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS World Dividend Fund

The following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub–heading of the “PAST PERFORMANCE” section of the fund’s prospectus and summary prospectus.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 3/31/2005.

	Class Inception	1 Year	5 Years	10 Years	Since Inception
Class A before tax	3/19/2001	-5.64	-6.86	2.43	—
After tax on distributions		-6.07	-7.54	1.93	—
After tax on distributions and sale of fund shares		-3.13	-5.66	2.17	—
Class B before tax	3/19/2001	-3.73	-6.72	2.14	—
Class C before tax	3/19/2001	-0.67	-6.54	2.19	—
Class S before tax	10/10/1994	0.35	-5.53	3.26	—
INST Class before tax	3/11/2005	0.49	-5.31	—	1.20
MSCI World High Dividend Yield Index (reflects no deduction for fees or expenses)		3.89	-2.33	—	2.97
MSCI World Index (reflects no deduction for fees or expenses)		-5.54	-2.37	3.62	2.51

The Advisor believes the MSCI World High Dividend Yield Index, which was first calculated on May 31, 2006, generally represents the fund’s overall investment process. The Advisor believes the additional MSCI World Index reflects typical fund asset allocations and also provides comparative performance over a ten year period with a broad–based securities market index.

DWS World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS World Dividend Fund

The following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub–heading of the “PAST PERFORMANCE” section of the fund’s prospectus and summary prospectus.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 3/31/2005.

	Class Inception	1 Year	5 Years	10 Years	Since Inception
Class A before tax	3/19/2001	-5.64	-6.86	2.43	—
After tax on distributions		-6.07	-7.54	1.93	—
After tax on distributions and sale of fund shares		-3.13	-5.66	2.17	—
Class B before tax	3/19/2001	-3.73	-6.72	2.14	—
Class C before tax	3/19/2001	-0.67	-6.54	2.19	—
Class S before tax	10/10/1994	0.35	-5.53	3.26	—
INST Class before tax	3/11/2005	0.49	-5.31	—	1.20
MSCI World High Dividend Yield Index (reflects no deduction for fees or expenses)		3.89	-2.33	—	2.97
MSCI World Index (reflects no deduction for fees or expenses)		-5.54	-2.37	3.62	2.51

The Advisor believes the MSCI World High Dividend Yield Index, which was first calculated on May 31, 2006, generally represents the fund’s overall investment process. The Advisor believes the additional MSCI World Index reflects typical fund asset allocations and also provides comparative performance over a ten year period with a broad–based securities market index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the MSCI World High Dividend Yield Index, which was first calculated on May 31, 2006, generally represents the fund’s overall investment process. The Advisor believes the additional MSCI World Index reflects typical fund asset allocations and also provides comparative performance over a ten year period with a broad–based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2011 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 3/31/2005.
DWS World Dividend Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.86%)
10 Years	rr_AverageAnnualReturnYear10	2.43%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2001
DWS World Dividend Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
5 Years	rr_AverageAnnualReturnYear05	(6.72%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2001
DWS World Dividend Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
5 Years	rr_AverageAnnualReturnYear05	(6.54%)
10 Years	rr_AverageAnnualReturnYear10	2.19%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2001
DWS World Dividend Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	(5.53%)
10 Years	rr_AverageAnnualReturnYear10	3.26%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 10, 1994
DWS World Dividend Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	(5.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2005
DWS World Dividend Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.07%)
5 Years	rr_AverageAnnualReturnYear05	(7.54%)
10 Years	rr_AverageAnnualReturnYear10	1.93%
DWS World Dividend Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	(5.66%)
10 Years	rr_AverageAnnualReturnYear10	2.17%
DWS World Dividend Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
DWS World Dividend Fund | MSCI World Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%